Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Operating Segments	Consolidated Statement of Managerial Result

		01/01 to 12/31/2025
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		112,204	62,620	9,569	184,393	(16,613)	167,780
Interest margin		70,383	45,248	8,778	124,409	(11,685)	112,724
Commissions and Banking Fees		29,798	16,639	454	46,891	106	46,997
Income from insurance and private pension operations before claim and selling expenses		12,023	733	337	13,093	(4,362)	8,731
Other revenues		-	-	-	-	(672)	(672)
Cost of Credit		(31,616)	(4,994)	-	(36,610)	7,777	(28,833)
Claims		(1,624)	(34)	-	(1,658)	1,658	-
Operating margin		78,964	57,592	9,569	146,125	(7,178)	138,947
Other operating income / (expenses)		(51,604)	(23,175)	(2,777)	(77,556)	(11,141)	(88,697)
Non-interest expenses		(44,462)	(20,278)	(2,045)	(66,785)	(12,391)	(79,176)
Tax expenses for ISS, PIS and COFINS and Other		(7,142)	(2,897)	(732)	(10,771)	(167)	(10,938)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	1,417	1,417
Income before income tax and social contribution		27,360	34,417	6,792	68,569	(18,319)	50,250
Income tax and social contribution		(7,701)	(10,652)	(2,043)	(20,396)	15,995	(4,401)
Non-controlling interests		(529)	(759)	(55)	(1,343)	351	(992)
Net income		19,130	23,006	4,694	46,830	(1,973)	44,857

12/31/2025	Total assets (*) -	1,896,887	1,464,874	101,085	3,096,277	(30,108)	3,066,169
	Total liabilities -	1,820,419	1,374,833	61,964	2,890,647	(39,554)	2,851,093
(*) Includes:
Investments in associates and joint ventures		2,669	-	6,280	8,949	1,891	10,840
Fixed assets, net		7,724	1,871	-	9,595	3,040	12,635
Goodwill and Intangible assets, net		8,322	10,037	-	18,359	5,740	24,099
1) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

		01/01 to 12/31/2024
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		101,057	58,014	9,887	168,958	(908)	168,050
Interest margin		61,956	41,259	9,232	112,447	(8,599)	103,848
Commissions and Banking Fees		28,559	16,176	375	45,110	1,961	47,071
Income from insurance and private pension operations before claim and selling expenses		10,542	579	280	11,401	(4,419)	6,982
Other revenues		-	-	-	-	10,149	10,149
Cost of Credit		(29,819)	(4,675)	-	(34,494)	2,183	(32,311)
Claims		(1,589)	(26)	-	(1,615)	1,615	-
Operating margin		69,649	53,313	9,887	132,849	2,890	135,739
Other operating income / (expenses)		(48,552)	(21,248)	(2,541)	(72,341)	(15,842)	(88,183)
Non-interest expenses		(41,946)	(18,438)	(1,755)	(62,139)	(17,277)	(79,416)
Tax expenses for ISS, PIS and COFINS and Other		(6,606)	(2,810)	(786)	(10,202)	388	(9,814)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	1,047	1,047
Income before income tax and social contribution		21,097	32,065	7,346	60,508	(12,952)	47,556
Income tax and social contribution		(5,482)	(10,502)	(1,879)	(17,863)	12,435	(5,428)
Non-controlling interests		(491)	(650)	(101)	(1,242)	199	(1,043)
Net income		15,124	20,913	5,366	41,403	(318)	41,085

12/31/2024	Total assets (*) -	1,842,885	1,418,456	243,230	3,048,537	(194,062)	2,854,475
	Total liabilities -	1,774,738	1,333,954	185,422	2,838,080	(204,889)	2,633,191
(*) Includes:
Investments in associates and joint ventures		2,343	-	6,214	8,557	1,517	10,074
Fixed assets, net (2)		7,490	1,590	-	9,080	4,183	13,263
Goodwill and Intangible assets, net		8,808	9,383	-	18,191	5,806	23,997
1) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.
2) For better presentation and comparability, comparative balances have been reclassified according to current criteria.

		01/01 to 12/31/2023
		Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (1)
Operating revenues		96,595	54,631	5,572	156,798	(1,827)	154,971
Interest margin		59,099	39,980	5,019	104,098	(6,386)	97,712
Commissions and Banking Fees		28,016	14,274	309	42,599	3,132	45,731
Income from insurance and private pension operations before claim and selling expenses		9,480	377	244	10,101	(3,488)	6,613
Other revenues		-	-	-	-	4,915	4,915
Cost of Credit		(32,139)	(4,803)	-	(36,942)	6,497	(30,445)
Claims		(1,487)	(22)	-	(1,509)	1,509	-
Operating margin		62,969	49,806	5,572	118,347	6,179	124,526
Other operating income / (expenses)		(45,560)	(20,373)	(1,864)	(67,797)	(17,029)	(84,826)
Non-interest expenses		(39,085)	(17,722)	(1,360)	(58,167)	(17,592)	(75,759)
Tax expenses for ISS, PIS and COFINS and Other		(6,475)	(2,651)	(504)	(9,630)	(357)	(9,987)
Share of profit or (loss) in associates and joint ventures		-	-	-	-	920	920
Income before income tax and social contribution		17,409	29,433	3,708	50,550	(10,850)	39,700
Income tax and social contribution		(4,232)	(9,022)	(935)	(14,189)	8,366	(5,823)
Non-controlling interests		(78)	(655)	(10)	(743)	(29)	(772)
Net income		13,099	19,756	2,763	35,618	(2,513)	33,105

12/31/2023	Total assets (*) -	1,677,189	1,228,153	195,290	2,696,522	(153,422)	2,543,100
	Total liabilities -	1,610,852	1,150,141	150,705	2,507,587	(163,537)	2,344,050
(*) Includes:
Investments in associates and joint ventures		2,156	-	5,946	8,102	1,191	9,293
Fixed assets, net		7,333	1,690	-	9,023	112	9,135
Goodwill and Intangible assets, net		9,419	8,338	-	17,757	5,607	23,364
1) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

Schedule of Result of Non-Current Assets and Main Services and Products by Geographic Region

	12/31/2025			12/31/2024
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets (3)	30,646	6,088	36,734	27,940	5,250	33,190

	01/01 to 12/31/2025			01/01 to 12/31/2024			01/01 to 12/31/2023
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to interest and similar (1,2,3)	278,006	54,056	332,062	219,281	51,845	271,126	221,534	34,428	255,962
Income from insurance contracts and private pension (3)	8,731	-	8,731	6,982	-	6,982	6,613	-	6,613
Commissions and Banking Fees (3)	41,062	5,935	46,997	41,888	5,183	47,071	41,147	4,584	45,731
1) Includes Interest and similar Income, of Financial Assets and Liabilities at Fair Value through Profit or Loss and Foreign exchange results and exchange variations in foreign transactions.
2) ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.
3) In "Brazil" geographic region the companies headquartered in the country and "Abroad" are considered; the other companies, the amounts consider the already eliminated values.